Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Successor Registrant	Dec. 31, 2010 Predecessor Registrant
Current assets:
Cash and cash equivalents	$ 79,251	$ 75,712
Accounts receivable, net	12,658	13,126
Due from related parties		840
Inventories, net of allowance for obsolescence	489	494
Prepaid insurance and other assets	6,687	4,911
Total current assets	99,085	95,083
Satellites and equipment, net	443,015	265,158
Concessions, net	44,628	38,185
Intangible assets	63,810	7,156
Deferred financing cost	13,677
Guarantee deposits and other assets	728	873
Goodwill		32,502
Total	664,943	438,957
Current liabilities:
Short-term portion of debt obligations		238,237
Accounts payable and accrued expenses	18,863	16,411
Deferred revenue	1,361	2,344
Income tax payable	454	101
Deferred income taxes	1,490	325
Total current liabilities	22,168	257,418
Debt obligations	325,000	197,873
Deferred revenue	33,800	60,666
Guarantee deposits and accrued expenses	2,904	2,677
Labor obligations	891	943
Deferred income taxes	19,889	5,413
Total liabilities	404,652	524,990
Contingencies and commitments (Note 17)
Shareholders' equity (deficit):
Paid-in capital	275,662	46,764
Accumulated deficit	(18,882)	(136,320)
Total Satelites Mexicanos, S. A. de C. V. shareholders' equity (deficit)	256,780	(89,556)
Noncontrolling interest	3,511	3,523
Total shareholders' equity (deficit)	260,291	(86,033)
Total	$ 664,943	$ 438,957